Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
COHEN & STEERS REAL ASSETS FUND, INC.
CLASS A (RAPAX), CLASS C (RAPCX), CLASS F (RAPFX), CLASS I (RAPIX),
CLASS R (RAPRX) AND CLASS Z (RAPZX) SHARES
Supplement dated May 23, 2024 to
Summary Prospectus and Prospectus dated May 1, 2024, as amended May 9, 2024
Statement of Additional Information dated May 1, 2024
Also, effective immediately, the second and third paragraphs of the section of the Summary Prospectus and the Summary Section of the Prospectus entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:
The Fund is actively managed by the Advisor. To pursue its goal, the Advisor combines a top‑down approach, focused on identifying relative value across multiple classes of real assets, with bottom‑up security selection based on fundamental research concentrated at the sector-, industry-, and security-levels, as well as quantitative commodity strategies.
When making allocation decisions, the Advisor conducts quantitative and qualitative analysis, aiming to optimize the balance between relative return potential and risk across asset classes. The goal of this process is to establish a target asset allocation for the Fund intended to meet its objectives while maintaining a risk/return profile that is consistent with the Fund’s investment objectives. In choosing investments at the asset class level, the Advisor, through its specialized investment teams, follows an active fundamental approach with respect to equity and fixed income investments, and a quantitative approach with respect to commodity-related investments, in each case focused on identifying what are believed to be securities or trading strategies possessing superior risk-adjusted return profiles. For each real asset allocation, the Advisor seeks to outperform a passive allocation to that asset class over a full market cycle. While the Fund is not constrained to allocate its investments among asset classes according to specific ranges, under normal circumstances the Advisor expects the Fund’s assets to be allocated to each asset class within the allocation ranges set forth in the table below. In addition, the Advisor has appointed a committee (the “Asset Allocation Committee”) consisting of a select group of the Advisor’s senior investment professionals, to periodically review the Fund’s asset allocation and allocation targets. Actual allocations may vary at any time and may move and remain outside of these ranges for a variety of reasons, including, but not limited to, changes in investment outlook, market movements, cash flows into or out of the Fund and other factors, such as that investments and investment exposures held within one asset class will overlap with another asset class (e.g., gold and other precious metals overlap with the commodities and natural resource companies asset classes).
In addition, effective immediately, the section of the Summary Prospectus and the Summary Section of the Prospectus entitled “Principal Investment Strategies—Commodities” is hereby deleted and restated in its entirety as follows:
COMMODITIES
Commodities are assets that have tangible properties and that are used in commerce, such as fuels (e.g., crude oil, natural gas and gasoline), precious and industrial metals, livestock and agricultural products. The Fund intends to have targeted exposure to commodities, diversified across various sectors and industries.
The Fund seeks to gain exposure to commodity markets, either directly or through the Subsidiary, by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps. The Fund may invest in exchange traded products, such as exchange-traded funds (“ETFs”) or exchange traded notes (“ETNs”), that have exposure to commodities. As part of its investment strategy, the Fund, either directly or through the Subsidiary, will also hold cash or cash equivalents, fixed income securities or other assets to serve as margin or collateral for its positions in these derivative instruments. Generally, these derivative instruments produce leveraged exposure to the commodities markets.
The Fund strives to keep its Commodities allocation fully invested, except during periods of repositioning, to address settlement issues, to provide sufficient cash and cash equivalents for daily margin maintenance and in other appropriate circumstances as determined by the Advisor.

Cohen & Steers Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
COHEN & STEERS REAL ASSETS FUND, INC.
CLASS A (RAPAX), CLASS C (RAPCX), CLASS F (RAPFX), CLASS I (RAPIX),
CLASS R (RAPRX) AND CLASS Z (RAPZX) SHARES
Supplement dated May 23, 2024 to
Summary Prospectus and Prospectus dated May 1, 2024, as amended May 9, 2024
Statement of Additional Information dated May 1, 2024
Also, effective immediately, the second and third paragraphs of the section of the Summary Prospectus and the Summary Section of the Prospectus entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:
The Fund is actively managed by the Advisor. To pursue its goal, the Advisor combines a top‑down approach, focused on identifying relative value across multiple classes of real assets, with bottom‑up security selection based on fundamental research concentrated at the sector-, industry-, and security-levels, as well as quantitative commodity strategies.
When making allocation decisions, the Advisor conducts quantitative and qualitative analysis, aiming to optimize the balance between relative return potential and risk across asset classes. The goal of this process is to establish a target asset allocation for the Fund intended to meet its objectives while maintaining a risk/return profile that is consistent with the Fund’s investment objectives. In choosing investments at the asset class level, the Advisor, through its specialized investment teams, follows an active fundamental approach with respect to equity and fixed income investments, and a quantitative approach with respect to commodity-related investments, in each case focused on identifying what are believed to be securities or trading strategies possessing superior risk-adjusted return profiles. For each real asset allocation, the Advisor seeks to outperform a passive allocation to that asset class over a full market cycle. While the Fund is not constrained to allocate its investments among asset classes according to specific ranges, under normal circumstances the Advisor expects the Fund’s assets to be allocated to each asset class within the allocation ranges set forth in the table below. In addition, the Advisor has appointed a committee (the “Asset Allocation Committee”) consisting of a select group of the Advisor’s senior investment professionals, to periodically review the Fund’s asset allocation and allocation targets. Actual allocations may vary at any time and may move and remain outside of these ranges for a variety of reasons, including, but not limited to, changes in investment outlook, market movements, cash flows into or out of the Fund and other factors, such as that investments and investment exposures held within one asset class will overlap with another asset class (e.g., gold and other precious metals overlap with the commodities and natural resource companies asset classes).
In addition, effective immediately, the section of the Summary Prospectus and the Summary Section of the Prospectus entitled “Principal Investment Strategies—Commodities” is hereby deleted and restated in its entirety as follows:
COMMODITIES
Commodities are assets that have tangible properties and that are used in commerce, such as fuels (e.g., crude oil, natural gas and gasoline), precious and industrial metals, livestock and agricultural products. The Fund intends to have targeted exposure to commodities, diversified across various sectors and industries.
The Fund seeks to gain exposure to commodity markets, either directly or through the Subsidiary, by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps. The Fund may invest in exchange traded products, such as exchange-traded funds (“ETFs”) or exchange traded notes (“ETNs”), that have exposure to commodities. As part of its investment strategy, the Fund, either directly or through the Subsidiary, will also hold cash or cash equivalents, fixed income securities or other assets to serve as margin or collateral for its positions in these derivative instruments. Generally, these derivative instruments produce leveraged exposure to the commodities markets.
The Fund strives to keep its Commodities allocation fully invested, except during periods of repositioning, to address settlement issues, to provide sufficient cash and cash equivalents for daily margin maintenance and in other appropriate circumstances as determined by the Advisor.